INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	$ 3,094
Intangible assets, Ending Balance	5,523	$ 3,094
Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	3,360	554
Additions, net	153	98
Acquisitions through business combinations	2,911	2,870
Net foreign currency exchange differences	(415)	(86)
Disposal	(8)	(76)
Intangible assets, Ending Balance	6,001	3,360
Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(266)	(183)
Amortization expense	(249)	(132)
Net foreign currency exchange differences	33	(9)
Disposal	4	58
Intangible assets, Ending Balance	(478)	(266)
Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,096
Intangible assets, Ending Balance	1,793	2,096
Water and sewage concession agreements | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,153	0
Additions, net	104	67
Acquisitions through business combinations	(31)	2,189
Net foreign currency exchange differences	(313)	(100)
Disposal	(1)	(3)
Intangible assets, Ending Balance	1,912	2,153
Water and sewage concession agreements | Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(57)	0
Amortization expense	(69)	(57)
Net foreign currency exchange differences	6	0
Disposal	1	0
Intangible assets, Ending Balance	(119)	(57)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	589
Intangible assets, Ending Balance	$ 969	589
Intangible asset useful life	25 years
Customer relationships | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	$ 730	406
Additions, net	2	1
Acquisitions through business combinations	489	376
Net foreign currency exchange differences	(49)	6
Disposal	0	(59)
Intangible assets, Ending Balance	1,172	730
Customer relationships | Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(141)	(133)
Amortization expense	(80)	(50)
Net foreign currency exchange differences	18	(7)
Disposal	0	49
Intangible assets, Ending Balance	(203)	(141)
Computer software, patents trademarks and proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	126
Intangible assets, Ending Balance	2,072	126
Computer software, patents trademarks and proprietary technology | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	172	120
Additions, net	19	18
Acquisitions through business combinations	2,025	38
Net foreign currency exchange differences	(26)	10
Disposal	(7)	(14)
Intangible assets, Ending Balance	2,183	172
Computer software, patents trademarks and proprietary technology | Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(46)	(38)
Amortization expense	(75)	(15)
Net foreign currency exchange differences	8	(2)
Disposal	2	9
Intangible assets, Ending Balance	(111)	(46)
Loyalty program
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	158
Intangible assets, Ending Balance	135	158
Loyalty program | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	163	0
Additions, net	0	0
Acquisitions through business combinations	0	163
Net foreign currency exchange differences	(13)	0
Disposal	0	0
Intangible assets, Ending Balance	150	163
Loyalty program | Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(5)	0
Amortization expense	(11)	(5)
Net foreign currency exchange differences	1	0
Disposal	0	0
Intangible assets, Ending Balance	(15)	(5)
Brand
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	0
Intangible assets, Ending Balance	402	0
Brand | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	0	0
Additions, net	0	0
Acquisitions through business combinations	414	0
Net foreign currency exchange differences	(3)	0
Disposal	0	0
Intangible assets, Ending Balance	411	0
Brand | Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	0	0
Amortization expense	(10)	0
Net foreign currency exchange differences	0	0
Disposal	1	0
Intangible assets, Ending Balance	(9)	0
Distribution networks and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	125
Intangible assets, Ending Balance	152	125
Distribution networks and other | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	142	28
Additions, net	28	12
Acquisitions through business combinations	14	104
Net foreign currency exchange differences	(11)	(2)
Disposal	0	0
Intangible assets, Ending Balance	173	142
Distribution networks and other | Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(17)	(12)
Amortization expense	(4)	(5)
Net foreign currency exchange differences	0	0
Disposal	0	0
Intangible assets, Ending Balance	$ (21)	$ (17)
Proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	15 years